Note 24 - Financial Instruments and Related Risk Management - Disclosure of Detailed Information About Currency Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Cash and cash equivalents	$ 57,013	$ 118,141	$ 129,049
Trade and other receivables	5,599	5,378
Value added taxes receivable	59,665	14,984
Other financial assets	8,458	11,326
Trade and other payables	(50,183)	(35,567)
Silver future derivatives	2,038
Canada, Dollars
Statement Line Items [Line Items]
Cash and cash equivalents	22,968
Trade and other receivables	45
Value added taxes receivable
Other financial assets	2,753
Trade and other payables	(1,782)
Silver future derivatives
Net assets (liabilities) exposure	23,984
Effect of 10% change in currency	2,398
Mexico, Pesos
Statement Line Items [Line Items]
Cash and cash equivalents	5,178
Trade and other receivables
Value added taxes receivable	51,698
Other financial assets
Trade and other payables	(31,474)
Silver future derivatives	53,500
Net assets (liabilities) exposure	78,902
Effect of 10% change in currency	7,890
Amounts in foreign currencies [member]
Statement Line Items [Line Items]
Cash and cash equivalents	28,146
Trade and other receivables	45
Value added taxes receivable	51,698
Other financial assets	2,753
Trade and other payables	(33,256)
Silver future derivatives	53,500
Net assets (liabilities) exposure	102,886
Effect of 10% change in currency	$ 10,289